SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2025 plan
EBP 013
EBP, Accounting Policy [Line Items]
Number of sponsored savings plans in commingled trust	5